UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			   Washington, D.C.  20549

				  FORM 13F

			    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeremiah Lynch
Title:  	Compliance Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Jeremiah Lynch	Palatine, IL	May 14, 1999

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$272,010



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              001957109     5865    73480 SH       SOLE                    73480
American International         COM              026874107     8889    73687 SH       SOLE                    73687
Anheuser-Busch Cos             COM              035229103     8450   111000 SH       SOLE                   111000
BankAmerica Corp               COM              060505104     6527    92415 SH       SOLE                    92415
Bellsouth Corp                 COM              079860102     7097   177140 SH       SOLE                   177140
Chevron Corp                   COM              166751107     6290    70870 SH       SOLE                    70870
Cigna Corp                     COM              125509109     7667    91480 SH       SOLE                    91480
Comdisco Inc                   COM              200336105     6269   350700 SH       SOLE                   350700
Comerica Inc                   COM              200340107     6490   103940 SH       SOLE                   103940
Costco Companies Inc           COM              22160q102     7591    82900 SH       SOLE                    82900
Dayton Hudson Corp             COM              239753106     7642   114700 SH       SOLE                   114700
Donnelley R R & Sons           COM              257867101      435    13500 SH       SOLE                    13500
Exxon Corp                     COM              302290101     5975    84670 SH       SOLE                    84670
Federal Home Loan Mtg Corp     COM              313400301     7629   133120 SH       SOLE                   133120
Federal National Mtg Assn      COM              313586109     5656    81670 SH       SOLE                    81670
First Union Corp               COM              337358105     5204    97390 SH       SOLE                    97390
Ford Motor Co                  COM              345370100     5567    98200 SH       SOLE                    98200
GATX Corp                      COM              361448103     4793   145520 SH       SOLE                   145520
General Electric Company       COM              369604103     9119    82430 SH       SOLE                    82430
General Public Utilities Corp  COM              36225X100     4444   119100 SH       SOLE                   119100
Harris Corp                    COM              413875105     3942   137720 SH       SOLE                   137720
K Mart Corp                    COM              482584109     4038   240200 SH       SOLE                   240200
Kimberly-Clark                 COM              494368103     6064   126500 SH       SOLE                   126500
Kroger Co                      COM              501044101     6534   109120 SH       SOLE                   109120
Lehman Brothers Holdings Inc.  COM              524908100     2073    34700 SH       SOLE                    34700
Lincoln Natl Corp              COM              534187109     7351    74350 SH       SOLE                    74350
McKesson HBOC, Inc.            COM              58155q103     4567    69200 SH       SOLE                    69200
MediaOne Group                 COM              58440j104     7993   126000 SH       SOLE                   126000
Merrill Lynch & Co Inc         COM              590188108     4168    47100 SH       SOLE                    47100
Microsoft Corp                 COM              594918104     8898    99280 SH       SOLE                    99280
Mobil Corp                     COM              607059102     6803    77310 SH       SOLE                    77310
Motorola Inc                   COM              620076109     6395    87300 SH       SOLE                    87300
Pharmacia & Upjohn Inc         COM              716941109     6756   108320 SH       SOLE                   108320
Philip Morris Inc.             COM              718154107     4702   133640 SH       SOLE                   133640
Reliant Energy Inc.            COM              75952j108     5118   196370 SH       SOLE                   196370
Rite Aid Corp                  COM              767754104     3761   150440 SH       SOLE                   150440
Safeway Inc.                   COM              786514208     7812   152240 SH       SOLE                   152240
Seagate Technology             COM              811804103     4824   163190 SH       SOLE                   163190
Texas Instruments Inc          COM              882508104     7851    79100 SH       SOLE                    79100
Textron Inc                    COM              883203101     6359    82180 SH       SOLE                    82180
U S West Inc                   COM              91273H101     5435    98700 SH       SOLE                    98700
United Buying Serv Intl        COM              909691107        0    70000 SH       SOLE                    70000
V F Corporation                COM              918204108     5671   119400 SH       SOLE                   119400
Viacom Inc CL B                COM              925524308     8019   191060 SH       SOLE                   191060
American General $3.00 Ser A C PFD CV           02637G200     4350    48600 SH       SOLE                    48600
Cendant Corp 7.50% Cvt Pfd     PFD CV           151313301     4930   171100 SH       SOLE                   171100